Convertible Instruments and Accrued Interest (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Convertible Instruments and Accrued Interest
Schedule of information on dividends of convertible preferred stock

	February 28, 2023			May 31, 2022
(in thousands except conversion rate)	Series B	Series C	Series D	Series B	Series C	Series D
Shares of preferred stock	19	6	9	19	7	9
Common stock conversion rate	10:1	2,000:1	1,250:1	10:1	2,000:1	1,250:1
Total shares of common stock if converted	190	12,670	10,565	190	13,806	10,565
Undeclared dividends	$14	$—	$—	$10	$—	$—
Accrued dividends	$—	$2,341	$2,594	$—	$2,014	$1,963
Total shares of common stock if dividends converted	28	4,682	5,188	20	4,028	3,926

	As of May 31,
	2022			2021
(in thousands)	Series B	Series C	Series D	Series B	Series C	Series D
Undeclared dividends	$10	$—	$—	$18	$—	$—
Accrued dividends	$—	$2,014	$1,963	$—	$1,530	$1,117
Shares of common stock	20	4,028	3,926	36	3,060	2,234

Summary Of outstanding convertible notes

	February 28, 2023
	April 2, 2021 Note	April 23, 2021 Note
Interest rate per annum	10%	10%
Conversion price per share upon five trading days' notice	$10.00	$10.00
Party that controls the conversion rights	Investor	Investor
Maturity date	April 5, 2023	April 23, 2023
Security interest	All Company assets excluding intellectual property

Schedule of outstanding balances of convertible notes

	February 28, 2023			May 31, 2022
(in thousands)	April 2, 2021 Note	April 23, 2021 Note	Total	April 2, 2021 Note	April 23, 2021 Note	Total
Convertible notes payable outstanding principal	$7,819	$28,500	$36,319	$9,819	$28,500	$38,319
Less: Unamortized debt discount and issuance costs	(49)	(257)	(306)	(512)	(1,566)	(2,078)
Convertible notes payable, net	7,770	28,243	36,013	9,307	26,934	36,241
Accrued interest on convertible notes	3,535	5,886	9,421	2,599	3,375	5,974
Outstanding convertible notes payable, net and accrued interest	$11,305	$34,129	$45,434	$11,906	$30,309	$42,215

	As of May 31,
	2022			2021
(in thousands)	April 2, 2021 Note	April 23, 2021 Note	Total	November 2020 Note	April 2, 2021 Note	April 23, 2021 Note	Total
Convertible notes payable outstanding principal	$9,819	$28,500	$38,319	$13,500	$28,500	$28,500	$70,500
Less: Unamortized debt discount and issuance costs	(512)	(1,566)	(2,078)	(1,204)	(3,232)	(3,317)	(7,753)
Convertible notes payable, net	9,307	26,934	36,241	12,296	25,268	25,183	62,747
Accrued interest on convertible notes	2,599	3,375	5,974	1,258	447	302	2,007
Outstanding convertible notes payable, net and accrued interest	$11,906	$30,309	$42,215	$13,554	$25,715	$25,485	$64,754

Schedule of reconciliation of changes to outstanding balance of convertible notes

(in thousands)	April 2, 2021 Note	April 23, 2021 Note	Total
Outstanding balance at May 31, 2022	$11,906	$30,309	$42,215
Amortization of issuance discount and costs	463	1,309	1,772
Interest expense	936	2,511	3,447
Fair market value of shares exchanged for repayment	(2,656)	—	(2,656)
Difference between market value of common shares and reduction of principal	656	—	656
Outstanding balance at February 28, 2023	$11,305	$34,129	$45,434

(in thousands)	November 2020 Note	April 2, 2021 Note	April 23, 2021 Note	Total
Outstanding balance at May 31, 2021	$13,554	$25,715	$25,485	$64,754
Amortization of issuance discount and costs	98	1,197	1,750	3,045
Interest expense	192	2,152	3,073	5,417
Fair market value of shares exchanged for repayment	(18,495)	(23,578)	—	(42,073)
Difference between market value of common shares and reduction of principle	4,651	6,421	—	11,072
Outstanding balance at May 31, 2022	$—	$11,907	$30,308	$42,215